Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
January 1, 2014!December 31, 2014	$ 1,724
January 1, 2015!December 31, 2015	745
January 1, 2016!December 31, 2016	603
January 1, 2017!December 31, 2017	472
January 1, 2018!December 31, 2018	265
January 1, 2019!December 31, 2024	967
Operating Leases, Future Minimum Payments Due	$ 4,776